Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Entity File Number	001-40736
Entity Registrant Name	Lilium N.V.
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	Claude-Dornier Straße 1
Entity Address, Address Line Two	Bldg. 335
Entity Address, City or Town	Wessling
Entity Address, Postal Zip Code	82234
Entity Address, Country	DE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Central Index Key	0001855756
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Auditor Name	PricewaterhouseCoopers GmbH
Auditor Firm ID	1275
Auditor Location	Munich, Germany
Business Contact Member
Document Information [Line Items]
Entity Address, Address Line One	Claude-Dornier Straße 1
Entity Address, Address Line Two	Bldg. 335
Entity Address, City or Town	Wessling
Entity Address, Postal Zip Code	82234
City Area Code	49 160
Local Phone Number	9704 6857
Contact Personnel Name	Daniel Wiegand
Entity Address, Country	DE
Class A ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, nominal value €0.12 per share
Trading Symbol	LILM
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	260,869,915
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	24,413,065
Warrants to purchase Class A ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Class A ordinary shares
Trading Symbol	LILMW
Security Exchange Name	NASDAQ